Insurance Contract Liabilities and Investment Contract Liabilities - Gross Claims and Benefits Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts [Abstract]
Maturities and surrenders	$ 2,993	$ 2,956
Annuity payments	1,979	1,909
Death and disability benefits	4,594	4,246
Health benefits	6,913	7,222
Policyholder dividends and interest on claims and deposits	1,828	1,088
Gross claims and benefits paid	$ 18,307	$ 17,421